Advance to Suppliers (Tables)	6 Months Ended
Jun. 30, 2024
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consisted of the following:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Advance to suppliers	19,288	19,327	2,659
Less: allowance for expected credit losses	(8,472)	(8,076)	(1,111)
	10,816	11,251	1,548

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited）
Balance at beginning of the period	(8,366)	(8,472)	(1,166)
Additional (allowance)/reversal for expected credit losses	(106)	396	55
Balance at the end of the period	(8,472)	(8,076)	(1,111)